Commitments (Tables)	6 Months Ended
Dec. 31, 2023
Commitments [Abstract]
Maturity of Committed Amount Payable
As at 31 December 2023, total Group commitments are set out in the table below (excludes shipping and taxes).

	31 Dec 2023	30 Jun 2023
	$'000	$'000

Amounts payable within 12 months of balance date	48,215	7,481
Amounts payable after 12 months of balance date	2,941	-

Total Commitments	51,156	7,481